RETIREMENT BENEFITS - Fair Value Disclosure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S.
Defined Benefit Plan Disclosure
Total net assets	$ 13,296	$ 13,640
U.S. | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	10,432	9,929
U.S. | Level 1
Defined Benefit Plan Disclosure
Total net assets	3,415	3,354
U.S. | Level 2
Defined Benefit Plan Disclosure
Total net assets	6,988	6,517
U.S. | Level 3
Defined Benefit Plan Disclosure
Total net assets	29	58	$ 76
U.S. | Total investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	9,746	8,834
U.S. | Total investments | Level 1
Defined Benefit Plan Disclosure
Total net assets	2,787	3,284
U.S. | Total investments | Level 2
Defined Benefit Plan Disclosure
Total net assets	6,930	5,492
U.S. | Total investments | Level 3
Defined Benefit Plan Disclosure
Total net assets	29	58
U.S. | U.S. equity | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	358	813
U.S. | U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total net assets	358	813
U.S. | U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Non-U.S. equities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	460	725
U.S. | Non-U.S. equities | Level 1
Defined Benefit Plan Disclosure
Total net assets	460	725
U.S. | Non-U.S. equities | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Non-U.S. equities | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Mutual funds and other registered investment companies | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	297	447
U.S. | Mutual funds and other registered investment companies | Level 1
Defined Benefit Plan Disclosure
Total net assets	297	447
U.S. | Mutual funds and other registered investment companies | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Mutual funds and other registered investment companies | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Commingled funds | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	1,143	1,056
U.S. | Commingled funds | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Commingled funds | Level 2
Defined Benefit Plan Disclosure
Total net assets	1,143	1,056
U.S. | Commingled funds | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Debt securities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	7,427	5,705
U.S. | Debt securities | Level 1
Defined Benefit Plan Disclosure
Total net assets	1,657	1,275
U.S. | Debt securities | Level 2
Defined Benefit Plan Disclosure
Total net assets	5,770	4,430
U.S. | Debt securities | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Annuity contracts | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	4	1
U.S. | Annuity contracts | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Annuity contracts | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Total net assets	4	1	1
U.S. | Derivatives | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	19	14
U.S. | Derivatives | Level 1
Defined Benefit Plan Disclosure
Total net assets	2	8
U.S. | Derivatives | Level 2
Defined Benefit Plan Disclosure
Total net assets	17	6
U.S. | Derivatives | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Other investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	38	73
U.S. | Other investments | Level 1
Defined Benefit Plan Disclosure
Total net assets	13	16
U.S. | Other investments | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Other investments | Level 3
Defined Benefit Plan Disclosure
Total net assets	25	57	75
U.S. | Cash and short-term investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	710	1,107
U.S. | Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure
Total net assets	635	72
U.S. | Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure
Total net assets	75	1,035
U.S. | Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Other investment liabilities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	(24)	(12)
U.S. | Other investment liabilities | Level 1
Defined Benefit Plan Disclosure
Total net assets	(7)	(2)
U.S. | Other investment liabilities | Level 2
Defined Benefit Plan Disclosure
Total net assets	(17)	(10)
U.S. | Other investment liabilities | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
U.S. | Other investment liabilities redeemed at NAV | Net Asset Value
Defined Benefit Plan Disclosure
Total net assets	(87)
U.S. | Other investment receivables redeemed at NAV | Net Asset Value
Defined Benefit Plan Disclosure
Total net assets		99
U.S. | Securities | Net Asset Value
Defined Benefit Plan Disclosure
Total net assets	2,951	3,612
Non-U.S.
Defined Benefit Plan Disclosure
Total net assets	8,657	8,977
Non-U.S. | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	8,638	8,963
Non-U.S. | Level 1
Defined Benefit Plan Disclosure
Total net assets	8,129	10,105
Non-U.S. | Level 2
Defined Benefit Plan Disclosure
Total net assets	187	(1,461)
Non-U.S. | Level 3
Defined Benefit Plan Disclosure
Total net assets	322	319	290
Non-U.S. | Total investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	10,094	13,481
Non-U.S. | Total investments | Level 1
Defined Benefit Plan Disclosure
Total net assets	8,012	9,976
Non-U.S. | Total investments | Level 2
Defined Benefit Plan Disclosure
Total net assets	1,760	3,186
Non-U.S. | Total investments | Level 3
Defined Benefit Plan Disclosure
Total net assets	322	319
Non-U.S. | U.S. equity | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	146	21
Non-U.S. | U.S. equity | Level 1
Defined Benefit Plan Disclosure
Total net assets	127	5
Non-U.S. | U.S. equity | Level 2
Defined Benefit Plan Disclosure
Total net assets	19	16
Non-U.S. | U.S. equity | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Non-U.S. equities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	805	775
Non-U.S. | Non-U.S. equities | Level 1
Defined Benefit Plan Disclosure
Total net assets	713	105
Non-U.S. | Non-U.S. equities | Level 2
Defined Benefit Plan Disclosure
Total net assets	92	670
Non-U.S. | Non-U.S. equities | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Mutual funds and other registered investment companies | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	2,954	3,210
Non-U.S. | Mutual funds and other registered investment companies | Level 1
Defined Benefit Plan Disclosure
Total net assets	2,888	3,137
Non-U.S. | Mutual funds and other registered investment companies | Level 2
Defined Benefit Plan Disclosure
Total net assets	66	73
Non-U.S. | Mutual funds and other registered investment companies | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Commingled funds | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	21	24
Non-U.S. | Commingled funds | Level 1
Defined Benefit Plan Disclosure
Total net assets	21	24
Non-U.S. | Commingled funds | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Commingled funds | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Debt securities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	5,604	8,125
Non-U.S. | Debt securities | Level 1
Defined Benefit Plan Disclosure
Total net assets	4,263	6,705
Non-U.S. | Debt securities | Level 2
Defined Benefit Plan Disclosure
Total net assets	1,341	1,420
Non-U.S. | Debt securities | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0	10
Non-U.S. | Real estate | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	5	4
Non-U.S. | Real estate | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Real estate | Level 2
Defined Benefit Plan Disclosure
Total net assets	3	2
Non-U.S. | Real estate | Level 3
Defined Benefit Plan Disclosure
Total net assets	2	2	1
Non-U.S. | Annuity contracts | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	2	5
Non-U.S. | Annuity contracts | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Annuity contracts | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Annuity contracts | Level 3
Defined Benefit Plan Disclosure
Total net assets	2	5	5
Non-U.S. | Derivatives | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	239	1,005
Non-U.S. | Derivatives | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Derivatives | Level 2
Defined Benefit Plan Disclosure
Total net assets	239	1,005
Non-U.S. | Derivatives | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Other investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	318	312
Non-U.S. | Other investments | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Other investments | Level 2
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Other investments | Level 3
Defined Benefit Plan Disclosure
Total net assets	318	312	274
Non-U.S. | Cash and short-term investments | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	122	132
Non-U.S. | Cash and short-term investments | Level 1
Defined Benefit Plan Disclosure
Total net assets	117	129
Non-U.S. | Cash and short-term investments | Level 2
Defined Benefit Plan Disclosure
Total net assets	5	3
Non-U.S. | Cash and short-term investments | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Other investment liabilities | Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure
Total net assets	(1,578)	(4,650)
Non-U.S. | Other investment liabilities | Level 1
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Other investment liabilities | Level 2
Defined Benefit Plan Disclosure
Total net assets	(1,578)	(4,650)
Non-U.S. | Other investment liabilities | Level 3
Defined Benefit Plan Disclosure
Total net assets	0	0
Non-U.S. | Securities | Net Asset Value
Defined Benefit Plan Disclosure
Total net assets	19	14
Pension Plans | U.S.
Defined Benefit Plan Disclosure
Total net assets	$ 12,977	$ 13,309	12,717
Allocable interest (as a percent)	98.00%	98.00%
Pension Plans | Non-U.S.
Defined Benefit Plan Disclosure
Total net assets	$ 7,614	$ 7,831	7,556
Postretirement Benefit Plans | U.S.
Defined Benefit Plan Disclosure
Total net assets	$ 319	$ 331	345
Allocable interest (as a percent)	2.00%	2.00%
Postretirement Benefit Plans | Non-U.S.
Defined Benefit Plan Disclosure
Total net assets	$ 1,043	$ 1,146	$ 1,127